Other financial liabilities - Other (Details) - Other financial liabilities - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Retentions related to loans	$ 2,479	$ 1,611
Other payable account	1,657	1,679
Other financial liabilities	$ 4,136	$ 3,290